Effects of new accounting standards	3 Months Ended
Mar. 31, 2020
Effects of new accounting standards
Effects of new accounting standards

3 Effects of new accounting standards

Amendments to IAS 1 and IAS 8: Definition of Material

The amendments provide a new definition of material that states “information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements, which provide financial information about a specific reporting entity.”

The amendments clarify that materiality will depend on the nature or magnitude of information, either individually or in combination with other information, in the context of the financial statements. A misstatement of information is material if it could reasonably be expected to influence decisions made by the primary users.

These amendments had no impact on the consolidated financial statements of, nor is there expected to be any future impact to the Group since the amendment mainly clarifies the definition.

Other new accounting standards

In addition to Amendments to IAS 1 and IAS 8: Definition of Material, the following other amendments and interpretations also apply for the first time in 2020:

•	Amendments to IFRS 3: Definition of a Business
•	Amendments to IFRS 7, IFRS 9 and IAS 39: Interest Rate Benchmark Reform
•	References to the Conceptual Framework for Financial Reporting issued on 29 March 2018

These amendments and new standards had no impact on the consolidated financial statements of the Group.